Business acquisition (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Weighted-Average Amortization Period (in years)			11 years 7 months 6 days	12 years 1 month 6 days
Hordeum Investment, L.P.
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		60.80%
Cash Consideration	$ 344	¥ 2,473
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		¥ 3,224
Weighted-Average Amortization Period (in years)			8 years 6 months